Shareholder Fees - Parametric Tax-Managed Emerging Markets Fund - Parametric Tax-Managed Emerging Markets Fund - I	Jun. 30, 2026
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%